Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Total gains (losses) on derivative instruments	$ 663	$ 335
Interest rate swaps [Member]
Ineffective portion of cash flow hedge	4	36
Amortization of amount excluded from hedge effectiveness	873	513
Reclassification from accumulated other comprehensive income	(214)	(214)
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments	663	335
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments	$ 0	$ 0